Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 38.3	$ 21.2	$ 25.1
Impact of foreign currency exchange rate changes	(1.9)	0.3	(0.2)
Provision	9.4	21.9	4.4
Write-offs	(6.6)	(5.1)	(8.1)
Ending balance	39.2	38.3	21.2
Valuation Allowance of Deferred Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	77.8	40.0	38.9
Provision	26.0	31.6	6.5
Changes attributable to acquisitions and dispositions	0	0.4	0
Changes impacting equity and other movements	(8.8)	6.2	(4.1)
Write-offs	(1.2)	(0.4)	(1.3)
Ending balance	$ 93.8	$ 77.8	$ 40.0